Net fee and commission income (Tables)	6 Months Ended
Jun. 30, 2020
Net fee and commission income
Schedule of fee and commission income

	Half-year to	Half-year to
	30 June	30 June
	2020	2019
	£m	£m
Fee and commission income:
Current accounts	305	322
Credit and debit card fees	344	460
Commercial banking and treasury fees	72	80
Private banking and asset management	−	37
Factoring	42	53
Other	191	241
Total fee and commission income	954	1,193
Fee and commission expense	(421)	(531)
Net fee and commission income	533	662